Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
9. Commitments and Contingencies
Leases
In May 2016, the Company entered into an operating lease agreement for its corporate headquarters in Cambridge, Massachusetts, with a seven-year term that expires in January 2024. Rental payments related to the lease commenced in January 2017.
In connection with this lease, the Company was entitled to cash incentives from the landlord to be used for the construction of leasehold improvements within the facility. The Company received $2.7 million of such incentives, which were recorded as deferred rent on the balance sheet and are being amortized to rent expense over the lease term.
The Company recognizes rent expense on a straight-line basis over the lease period and has recorded deferred rent for rent expense incurred but not yet paid. The Company recorded rent expense related to office and lab space under the lease of $0.4 million for each of the three months ended September 30, 2020 and 2019 and $1.1 million of rent expense for each of the nine months ended September 30, 2020 and 2019. The amount of variable rent expense for these periods was immaterial.

Future minimum lease payments for the Company’s operating leases as of September 30, 2020 were as follows (in thousands):

YEARS ENDING DECEMBER 31,
2020 (three months remaining)	$370
2021	1,523
2022	1,569
2023	1,616
2024	48

$5,126

License and Royalty Agreements
The Company has entered into license and royalty agreements for intellectual property with certain parties. Such arrangements require ongoing payments, including payments upon the achievement of certain development, regulatory and commercial milestones, receipt of sublicense income, as well as royalties on commercial sales.
Payments under these arrangements are expensed as incurred. In connection with the first patient dosing in the Company’s clinical trial in June 2020, the Company became obligated to make certain milestone payments totaling $0.8 million.
The Company’s material license and collaboration agreements are summarized below.
Ospedale San Raffaele S.r.l. and Fondazione Telethon
In December 2015, the Company entered into a license agreement with Ospedale San Raffaele S.r.l. and Fondazione Telethon, as amended, for the use of certain patents and technology. The Company made an initial payment of $0.1 million, which amount was recorded as research and development expense. Under the terms of the license, the Company is required to pay an annual maintenance fee, up to $3.9 million in milestone payments for the first indication, up to $5.7 million in milestone payments for each subsequent indication and a low single digit tiered royalty on net sales of any covered products. The agreement terminates upon the expiration of the last remaining royalty obligation for a licensed product.
University of Pittsburgh
In March 2016, the Company entered into a license agreement, as amended, with University of Pittsburgh for the use of certain patents and technology. The Company made an initial payment of $0.1 million, which amount was recorded as research and development expense. Under the terms of the license, the Company is required to pay an annual maintenance fee and up to $2.6 million in milestone payments through first commercial product sale and a low single digit royalty on net product revenue, subject to annual minimum amounts, through the expiration of the patent claims.
Northwestern University
In December 2018, the Company entered into a license agreement with Northwestern University for the use of certain patents and technology. The Company made an initial payment of $0.1 million, which amount was recorded as research and development expense. Under the terms of the license, the Company is required to pay an annual maintenance fee and up to $4.1 million in milestone payments through the first commercial product sale and an annual low single digit royalty on net sales, subject to annual minimum amounts, through the later of ten years from the first commercial sale or the expiration of the patent claims.
WuXi Biologics Ireland Limited
In July 2019, the Company entered into a license agreement with this entity for the use of certain patents and technology. Under the terms of the license, the Company agreed to an initial license payment of $0.3 million and is required to pay milestone payments for the first product developed, as well as additional products, in addition to royalties on net product revenue. For the first product developed, the Company is required to pay up to $8.0 million in certain clinical milestone payments. For the first three products developed, the Company is also required to pay up to $27.0 million in commercial milestone payments for each product that achieves specified net sales levels along with product approvals in several countries. The Company also agreed to pay tiered royalties on net sales of licensed products ranging in the low-single
digits. The obligation to pay royalties under the license agreement expires on a licensed product-by-licensed
product and
country-by-country
basis upon expiry of the last valid claim of the licensed patents that cover such licensed product in such country.
Related Party License and Royalty Agreements
In connection with the prior sale of Series A redeemable convertible preferred stock, which was later converted to Series
A-1,
certain investors are entitled to receive, in the aggregate, a royalty from the Company equal to 1% of net sales of Company products discovered or developed prior to an IPO by the Company. The royalty obligation expires upon the later of twelve years from the first commercial sale or the expiration of the patent.
Also in connection with the sale of Series A redeemable convertible preferred stock, the Company entered into a patent assignment agreement with an investor under which that investor would receive $1.0 million upon regulatory approval of a product in the United States and an annual low single-digit royalty on net product revenue. The Company is not currently developing any product candidates using the patent that was assigned to the Company.
In September 2016, the Company entered into a sublicense agreement with an entity affiliated with a stockholder of the Company for the use of certain patents and technology. Under the terms of the license, the Company is required to pay up to $7.6 million in milestone payments through first commercial product sale and an annual mid-single
digit royalty on net sales through the expiration of the patent claims. This agreement was terminated in May 2020.
Litigation
The Company is not currently party to any material legal proceedings. At each reporting date, the Company evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies. The Company expenses as incurred the costs related to such legal proceedings.

11. Commitments and Contingencies
Leases
In May 2016, the Company entered into an operating lease agreement for its corporate headquarters in Cambridge, Massachusetts, with a seven-year term that expires in January 2024. Rental payments related to the lease commenced in January 2017.
In connection with this lease, the Company was entitled to cash incentives from the landlord to be used for the construction of leasehold improvements within the facility. The Company received $2.7 million of such incentives, which were recorded as deferred rent on the balance sheet and are being amortized to rent expense over the lease term.
The Company recognizes rent expense on a straight-line basis over the lease period and has recorded deferred rent for rent expense incurred but not yet paid. During the years ended December 31, 2018 and 2019 the Company recognized total rent expense of $1.0 million and $1.0 million, respectively, related to office and lab space under the lease. The amount of variable rent expense for these periods was immaterial.
Future minimum lease payments for the Company’s operating leases as of December 31, 2019 were as follows (in thousands):

YEARS ENDING DECEMBER 31,
2020	$1,479
2021	1,523
2022	1,569
2023	1,616
2024	48

$6,235

License and Royalty Agreements
The Company has entered into license and royalty agreements for intellectual property with certain parties. Such arrangements require ongoing payments, including payments upon the achievement of certain development, regulatory and commercial milestones, receipt of sublicense income, as well as royalties on commercial sales.
Payments under these arrangements are expensed as incurred. The Company has not paid any royalties or milestone payments under these agreements through December 31, 2019.

The Company’s material license and collaboration agreements are summarized below.
Ospedale San Raffaele S.r.l. and Fondazione Telethon
In December 2015, the Company entered into a license agreement with Ospedale San Raffaele S.r.l. and Fondazione Telethon, as amended, for the use of certain patents and technology. The Company made an initial payment of $0.1 million, which amount was recorded as research and development expense. Under the terms of the license, the Company is required to pay an annual maintenance fee, up to $3.9 million in milestone payments for the first indication, up to $5.7 million in milestone payments for each subsequent indication and a low single digit tiered royalty on net sales of any covered products. The agreement terminates upon the expiration of the last remaining royalty obligation for a licensed product.
University of Pittsburgh
In March 2016, the Company entered into a license agreement, as amended, with University of Pittsburgh for the use of certain patents and technology. The Company made an initial payment of $0.1 million, which amount was recorded as research and development expense. Under the terms of the license, the Company is required to pay an annual maintenance fee and up to $2.6 million in milestone payments through first commercial product sale and a low single digit royalty on net product revenue, subject to annual minimum amounts, through the expiration of the patent claims.
Northwestern University
In December 2018, the Company entered into a license agreement with Northwestern University for the use of certain patents and technology. The Company made an initial payment of $0.1 million, which amount was recorded as research and development expense. Under the terms of the license, the Company is required to pay an annual maintenance fee and up to $4.1 million in milestone payments through the first commercial product sale and an annual low single digit royalty on net sales, subject to annual minimum amounts, through the later of ten years from the first commercial sale or the expiration of the patent claims.
WuXi Biologics Ireland Limited
In July 2019, the Company entered into a license agreement with an entity for the use of certain patents and technology. Under the terms of the license, the Company agreed to an initial license payment of $0.3 million and is required to pay milestone payments for the first product developed, as well as additional products, in addition to royalties on net product revenue. For the first product developed, the Company is required to pay up to $8.0 million in certain clinical milestone payments. For the first three products developed, the Company is also required to pay up to $27.0 million in commercial milestone payments for each product that achieves specified net sales levels along with product approvals in several countries. The Company also agreed to pay tiered royalties on net sales of licensed products ranging in the low-single
digits. The obligation to pay royalties under the license agreement expires on a licensed product-by-licensed
product and
country-by-country
basis upon expiry of the last valid claim of the licensed patents that cover such licensed product in such country.
Related Party License and Royalty Agreements
In connection with the sale of Series A preferred stock (see Note 7), certain investors are entitled to receive, in the aggregate, a royalty from the Company equal to 1% of net sales of Company products discovered or developed prior to an IPO by the Company. The royalty obligation expires upon the later of twelve years from the first commercial sale or the expiration of the patent.
Also in connection with the sale of Series A, the Company entered into a patent assignment agreement with an investor under which that investor would receive $1.0 million upon regulatory approval of a product in the United States and an annual low single-digit royalty on net product revenue. The Company is not currently developing any product candidates using the patent that was assigned to the Company.
In September 2016, the Company entered into a sublicense agreement with an entity affiliated with a stockholder of the Company for the use of certain patents and technology. Under the terms of the license, the Company is required to pay up to $7.6 million in milestone payments through first commercial product sale and an annual mid-single digit royalty on net sales through the expiration of the patent claims. The Company is not currently using the technology underlying these patents.

Litigation
The Company is not currently party to any material legal proceedings. At each reporting date, the Company evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies. The Company expenses as incurred the costs related to such legal proceedings.